Note 6 - Exploration and Evaluation Assets (Details Textual)																		1 Months Ended														3 Months Ended	10 Months Ended	12 Months Ended			135 Months Ended
	Mar. 02, 2020 CAD ($) $ / shares shares	Dec. 02, 2019 CAD ($) $ / shares shares	May 14, 2018	Mar. 02, 2018 USD ($) shares	Sep. 19, 2017	Jul. 20, 2017 USD ($)	May 30, 2017	Sep. 01, 2016	Aug. 17, 2015	Aug. 05, 2015 USD ($)	Oct. 03, 2014 USD ($)	Nov. 22, 2013 USD ($)	Sep. 30, 2013 CAD ($) shares	Sep. 30, 2013 USD ($) shares	May 25, 2011 CAD ($)	Sep. 30, 2010 USD ($)	Jun. 14, 2010	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	May 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2017 USD ($)	Feb. 26, 2021 shares	Feb. 27, 2020 BRL (R$)	Nov. 30, 2020 CAD ($) $ / oz	Nov. 30, 2020 USD ($) $ / oz	Nov. 30, 2019 CAD ($)	Nov. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Surface rights lease agreement, payment																				$ 25,000		$ 25,000	$ 25,000		$ 25,000	$ 25,000	$ 25,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Option agreement, option payment																																			$ 650,000
Share price (in CAD per share) | $ / shares	$ 1.44	$ 1.14
Expense arising from exploration for and evaluation of mineral resources																																		$ 1,669,212		$ 1,682,215	$ 17,147,024
Surfacec rights lease payment [member]
Statement Line Items [Line Items]
Surface rights lease agreement, payment																		$ 55,000	$ 25,000
La Mina project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project							100.00%
Expense arising from exploration for and evaluation of mineral resources																																		153,404		122,389	839,213
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project								100.00%
Expense arising from exploration for and evaluation of mineral resources																																		227,127		219,880	1,556,309
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project						100.00%
Net smelter return royalty, percenetage						2.25%
Annual advance royalty payment						$ 20,000
Expense arising from exploration for and evaluation of mineral resources																																		$ 130,287		166,140	807,949
Goodwin Lake property [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage						2.00%
Narrow Lake property [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage			1.00%
Crucero Gold [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project					100.00%
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project																																		100.00%	100.00%
Net profits interest royalty, percentage																																		4.00%	4.00%
Minimum payment in lieu of royalty				$ 100,000							$ 300,000
Royalty on project				1.33%
Expense arising from exploration for and evaluation of mineral resources																																		$ 287,210		508,691	6,470,944
Cachoeira Gold project [member] | Royalty vendors [member]
Statement Line Items [Line Items]
Interest in net production royalty acquired, percentage				66.66%
Net production royalty, percentage				4.00%
Payments to acquire net production royalty				$ 133,320
Common shares issued for acquisition of net production royalty (in shares) | shares				698,161
São Jorge gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project																																		100.00%	100.00%
Net smelter return royalty on proven mineable reserve, percenetage																																		1.00%	1.00%
Purchase price of net smelter return royalty of proven mineable reserve																																			$ 2,500,000
Expense arising from exploration for and evaluation of mineral resources																																		$ 109,162		126,111	995,422
São Jorge gold project [member] | Talon Metals Corp. [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																	1.00%
São Jorge gold project [member] | Osisko Gold Royalties Ltd. [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage									1.00%
Surubim gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project												100.00%
Net smelter return royalty, due upon commercial production achievement, percentage																																		1.30%	1.30%
Net smelter return royalty can be repurchased, price																																			$ 1,500,000
Bonus royalty per reserve ounce for reserves less than 1,000,000 ounces of gold (in USD per Ounce) | $ / oz																																		0.5	0.5
Bonus royalty per reserve ounce for reserves between 1,000,000 to 2,000,000 ounces of gold (in USD per Ounce) | $ / oz																																		0.75	0.75
Bonus royalty per reserve ounce for reserves exceeding 2,000,000 ounces of gold (in USD per Ounce) | $ / oz																																		1	1
Net smelter return royalty can be repurchased, percnetage																																		50.00%	50.00%
Expense arising from exploration for and evaluation of mineral resources																																					209,772
Jarbas agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets																		$ 628,660			$ 40,000			$ 40,000									R$ 300,000
Altoro agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets										$ 850,000
Payments to counterparty upon ANM granting mining license over exploration concession										$ 650,000
Altoro agreement, exploration licenses [member] | Altoro [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																																		1.50%	1.50%
Net smelter return royalty can be repurchased, price																																			$ 1,000,000
Net smelter return royalty, percenetage, production reached 2,000,000 ounces																																		2.00%	2.00%
Net smelter return royalty can be repurchased, percnetage																																		0.50%	0.50%
Nogueira agreement, exploration concessions [member] | Nogueira [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage															1.50%
Net smelter return royalty can be repurchased, price															$ 1
Yarumalito gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project		100.00%
Net smelter return royalty can be repurchased, price																																		$ 1,000,000
Common shares issued for acquisition of project (in shares) | shares		1,118,359
Common shares issued for acquisition of project, shares released (in shares) | shares		559,180
Common shares issued for acquisition of project, value		$ 1,274,929
Expense arising from exploration for and evaluation of mineral resources																																		$ 82,989			82,989
Yarumalito gold project [member] | Newrange [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																																		1.00%	1.00%
Yarumalito gold project [member] | Yarumalito agreement [member]
Statement Line Items [Line Items]
Common shares issued for acquisition of project, shares released (in shares) | shares																																559,179
Almaden gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project	100.00%
Common shares issued for acquisition of project (in shares) | shares	337,619
net smelter return royalty on patented and unpatented claims, percentage																																		0.50%	0.50%
Gold and silver purchase agreement, percentage of production																																		30.00%	30.00%
Common shares issued for acquisition of project, value	$ 486,171
Expense arising from exploration for and evaluation of mineral resources																																		$ 145,118			145,118
Almaden gold project [member] | Main and north zone [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																																		4.00%	4.00%
Almaden gold project [member] | Stinking water zone [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																																		4.00%	4.00%
Almaden gold project [member] | Bottom of range [member]
Statement Line Items [Line Items]
Net smelter return royalty over unpatented claims and surrounding areas of influence, percentage																																		1.00%	1.00%
Almaden gold project [member] | Top of range [member]
Statement Line Items [Line Items]
Net smelter return royalty over unpatented claims and surrounding areas of influence, percentage																																		2.00%	2.00%
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project																																		100.00%	100.00%
Expense arising from exploration for and evaluation of mineral resources																																		$ 485,573		452,298	2,181,126
Whistler Gold-copper project [member] | Osisko gold royalties [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage																																		2.75%	2.75%
Net smelter return royalty upon payment on or before due date, percentage																																		2.00%	2.00%
Payments for buy down provision																																			$ 5,000,000
Batistão gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project												100.00%
Net smelter return royalty, percenetage												2.00%
Net smelter return royalty can be repurchased, price												$ 1,000,000
Expense arising from exploration for and evaluation of mineral resources																																					30,902
Montes Áureos project [Member]
Statement Line Items [Line Items]
Common shares issued for acquisition of project (in shares) | shares													325,000	325,000
Option to acquire undivided interest in project, percentage												51.00%
Option payment																$ 25,000
Common shares issued for acquisition of project, value													$ 326,500
Expense arising from exploration for and evaluation of mineral resources														$ 1,750,000
Rea uranium project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project													75.00%	75.00%
Expense arising from exploration for and evaluation of mineral resources																																					$ 265,930